RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 18 - RELATED PARTY TRANSACTIONS

An entity related to one of the Company’s Supervisory Board members provide legal services to the Company. Legal expense related to these services is $54, $59 and $46 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company engages the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and management services to the authentication technology segment. The Company incurred expenses of $1,887, $1,710 and $741 for such services for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, and 2021 the outstanding balances due for these services were $605 and $311, respectively, included in accrued expenses and other current liabilities. In addition, the individual serves as a board member of the Company and was paid an amount of $36, $38 and $38 as board fees, for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company engages the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling services to its authentication technology segment. The Company incurred expenses of $155, $148 and $87 for such services for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company engages the services of an individual which is a family member of the Chairman of the Board, to provide services as a Managing Director of the Company. The Company incurred expenses of $386, $286 and $182 for such services for the years ended December 31, 2022, 2021 and 2020, respectively.

The Chairman of the board, who is related to a trust which is an indirect main shareholder of the Company, receives annual compensation of $50 for his services as chairman. In addition, in 2022, 2021 and 2020, the Company incurred salary expenses of $112, $117 and $125, respectively for the services he provides to AU10TIX.

The Company engaged the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and administrative services to its authentication technology segment. The Company incurred expenses of $340, $0 and $0 for such services for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, the individual serves as a board member of the Company, and was paid an amount of $36, $38 and $38 as board fees, for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company engages the services of an individual who is a family member of a beneficiary of a trust which is an indirect main shareholder of the Company, to provide certain administration services. The Company incurred expenses of $139, $141 and $118 for such services for the years ended December 31, 2022, 2021 and 2020, respectively.

In May 2019, the Company engaged the services of Arrow (see note 5) to provide some administrative services. The Company incurred expenses of $119, $286 and $115 for such services for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company has debt to an entity which is a main shareholder of the Company (see note 11).